Nature of Operations (Details)								1 Months Ended		12 Months Ended
	Mar. 06, 2024 shares	Feb. 06, 2024 shares	Feb. 15, 2023 shares	Apr. 08, 2022 shares	Mar. 14, 2022 shares	Mar. 13, 2020 shares	Jan. 08, 2020 shares	Jun. 16, 2022 shares	Sep. 21, 2018 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2021 shares	May 24, 2024	Dec. 31, 2023 MOP (MOP$)	Dec. 31, 2023 MYR (RM)	Mar. 11, 2022	Nov. 18, 2021	Nov. 01, 2021	Mar. 25, 2021
Nature of Operations [Line Items]
Ordinary plus preferred shares outstanding (in Shares)									100,000
Shares owned by southern ambition limited (in Shares)									48,999
Aggregate ordinary shares (in Shares)				8,739,351					49,000
Aggregate ordinary shares percentage									49.00%
Cumulative preferred shares (in Shares)									51,000
Approximately ordinary shares amount (in Dollars) | $									$ 16,000
Dividends per share (in Dollars per share) | $ / shares									$ 0.03
Cumulative unpaid dividends of the preferred shares (in Dollars) | $										$ 2,773,560
Votes percentage								100.00%		99.07%			99.07%	99.07%
Outstanding shares (in Shares)										3,857,144
Ordinary shares (in Shares)						1,666,666	1,666,666			33,600	1,300
Preferred shares outstanding shares (in Shares)										21,599
Preferred shares outstanding shares percentage										99.07%
Preferred shares (in Shares)										2,400
Preferred shares percentage										0.933%
Shares percentage										97.00%
Acquired majority percentage																		51.00%
Transferred shares (in Shares)							833,333
Restricted ordinary shares (in Shares)	1,091									10,500,000
Consideration amount										$ 3,205			MOP$ 25,000
Owned subsidiary percentage										100.00%			100.00%	100.00%
Acquisition purchase price paid amount (in Dollars) | $										$ 10,000,000
Mix of cash percentage										10.00%
Percentage of restricted ordinary shares										90.00%
Number of shares issued (in Shares)										53,571
Purchase price of assets (in Dollars) | $										$ 2,100,000
Restricted ordinary shares per share (in Dollars per share) | $ / shares										$ 0.2
Guardforce AI Group Co., Limited [Member]
Nature of Operations [Line Items]
Cumulative unpaid dividends of the preferred shares (in Dollars) | $										$ 1,700
Shenzhen Kewei [Member]
Nature of Operations [Line Items]
Restricted ordinary shares (in Shares)					2,142,852
Number of shares issued (in Shares)			262,500							94,500
Beijing Wanjia [Member]
Nature of Operations [Line Items]
Restricted ordinary shares (in Shares)								3,780,000
Acquisition purchase price paid amount (in Dollars) | $										$ 8,400,000
Mix of cash percentage										10.00%
Restricted ordinary shares percentage										90.00%
AI Holding Limited [Member]
Nature of Operations [Line Items]
Proportion of ownership interest in subsidiary										100.00%
AI Robotics [Member]
Nature of Operations [Line Items]
Proportion of ownership interest in subsidiary										100.00%
Owned subsidiary percentage										100.00%			100.00%	100.00%		100.00%
AI Hong Kong Limited [Member]
Nature of Operations [Line Items]
Proportion of ownership interest in subsidiary										100.00%
Southern Ambition [Member]
Nature of Operations [Line Items]
Proportion of ownership interest in subsidiary										100.00%
Votes percentage										95.00%			95.00%	95.00%
Owned subsidiary percentage										1.00%			1.00%	1.00%
Horizon Dragon Limited [Member]
Nature of Operations [Line Items]
Proportion of ownership interest in subsidiary										100.00%
Aggregate ordinary shares (in Shares)									49,000
Owned subsidiary percentage										1.00%			1.00%	1.00%
AI Thailand [Member]
Nature of Operations [Line Items]
Ordinary shares (in Shares)										3,799,544
Owned subsidiary percentage										98.00%			98.00%	98.00%
Singapore Agreement [Member]
Nature of Operations [Line Items]
Acquire equity interest																	100.00%
Macau Agreement [Member]
Nature of Operations [Line Items]
Acquire equity interest																100.00%
Owned subsidiary percentage																100.00%
Malaysia Agreement [Member]
Nature of Operations [Line Items]
Acquire equity interest																100.00%
Consideration amount										$ 1				RM 1
AI Malaysia [Member]
Nature of Operations [Line Items]
Owned subsidiary percentage										100.00%			100.00%	100.00%
AI Robot Service [Member]
Nature of Operations [Line Items]
Owned subsidiary percentage										100.00%			100.00%	100.00%
AI Robot Service [Member] | AI Jian [Member]
Nature of Operations [Line Items]
Owned subsidiary percentage										100.00%			100.00%	100.00%
AI Robot Service [Member] | AI Australia [Member]
Nature of Operations [Line Items]
Owned subsidiary percentage										100.00%			100.00%	100.00%
AI Robot Service [Member] | Dubai [Member]
Nature of Operations [Line Items]
Owned subsidiary percentage										100.00%			100.00%	100.00%
AI Robot Service [Member] | United kingdom [Member]
Nature of Operations [Line Items]
Owned subsidiary percentage										100.00%			100.00%	100.00%
AI Robot Service [Member] | Canada [Member]
Nature of Operations [Line Items]
Owned subsidiary percentage										100.00%			100.00%	100.00%
AI Robot Service [Member] | JAPAN
Nature of Operations [Line Items]
Owned subsidiary percentage										100.00%			100.00%	100.00%
AI Robot Service [Member] | Korea (North), Won
Nature of Operations [Line Items]
Owned subsidiary percentage										100.00%			100.00%	100.00%
AI Shenzhen [Member]
Nature of Operations [Line Items]
Owned subsidiary percentage										100.00%			100.00%	100.00%
Kewei Agreement [Member]
Nature of Operations [Line Items]
Acquire equity interest															100.00%
GFAI Technology [Member]
Nature of Operations [Line Items]
Owned subsidiary percentage										100.00%			100.00%	100.00%
Forecast [Member]
Nature of Operations [Line Items]
Restricted ordinary shares (in Shares)		1,091
Returned shares (in Shares)	1,091
Forecast [Member] | Handshake [Member]
Nature of Operations [Line Items]
Transferred shares (in Shares)		510
Forecast [Member] | Beijing Wanjia [Member]
Nature of Operations [Line Items]
Acquire equity interest												100.00%